5. Seasonality	12 Months Ended
Dec. 31, 2019
Seasonality [abstract]
Seasonality

5.   Seasonality

The Company expects revenues and operating results from its flights to be at their highest levels in the summer and winter months of January and July, respectively, and during the last weeks of December and in the year-end holiday period. Given the high proportion of fixed costs, this seasonality tends to drive variations in operating results across the fiscal-year quarters.